Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Company's Derivative Assets and Liabilities Measured at Fair Value

The following table presents information about the Company’s derivative assets and liabilities that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$232,582,684	$—
Liabilities:
Derivative liabilities – Private Placement Warrants	3	$15,986,668	$—

Schedule of Quantitative Information Regarding Market Assumptions

The following table presents the quantitative information regarding market assumptions used in the valuation of the Class 1 and Class 2 Public Warrants at issuance (upon consummation of the Initial Public Offering):

March 5, 2026
Implied share price	$9.51
Volatility	5.0%
Risk-free rate (Continuous)	3.92%
Expected term to De-SPAC (Years)	0.5
Probability of De-SPAC and market adjustment	45.0%

The following tables present the quantitative information regarding market assumptions used in the valuation of the Private Placement Warrants at issuance (upon consummation of the Initial Public Offering) and at June 30, 2026:

	March 5, 2026
	Private Warrants – Sponsor	Private Warrants – Underwriter
Implied share price	$9.51	$9.50
Volatility	5.0%	7.0
Risk-free rate (Continuous)	3.92%	3.69%
Expected term to De-SPAC (Years)	0.5	—
Term (Years)	7.5	5.0
Probability of De-SPAC and market adjustment	$45.0%	45.0%

	June 30, 2026
	Private Warrants – Sponsor	Private Warrants – Underwriters
Implied share price	$9.22	$9.22
Volatility	24.0%	21.0%
Risk-free rate (Continuous)	4.27%	4.14%
Expected term to De-SPAC (Years)	0.3	—
Term (Years)	7.3	4.7
Probability of De-SPAC and market adjustment	$45.0%	45.0%

Schedule of Changes in Fair Value of Level 3 Derivative Liabilities

The following table presents the changes in the fair value of Level 3 derivative liabilities – Private Placement Warrants:

	Private Warrants – Sponsor	Private Warrants – Underwriters	Warrant Liabilities
Warrant liabilities at December 31, 2025	$—	$—	$—
Issuance of Private Warrants at Initial Public Offering	5,714,754	773,471	6,488,225
Change in fair value of derivative liabilities – Private Placement Warrants	282,580	54,529	337,109
Fair value as of March 31, 2026	5,997,334	828,000	6,825,334
Change in fair value of derivative liabilities – Private Placement Warrants	7,842,667	1,318,667	9,161,334
Fair value as of June 30, 2026	$13,840,001	$2,146,667	$15,986,668